Equity-based compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
For the year ended December 31, 2021, Alcon recorded equity-based compensation expense of $151 million (2020: $113 million, 2019: $114 million).
Liabilities from cash-settled equity-based compensation plans were $14 million as of December 31, 2021 ($9 million as of December 31, 2020).
On April 9, 2019, Alcon adopted various equity-based incentive plans, under which Alcon may grant awards in the form of restricted stock units ("RSUs"), performance-based restricted stock units ("PSUs"), restricted stock awards ("RSAs"), or any other form of award at the discretion of the Board. Certain associates in select countries may also participate in share ownership savings plans.
Prior to the Spin-off, Alcon associates participated in Novartis equity-based participation plans, which included stock options, RSUs, PSUs, RSAs and certain share ownership savings plans. Such awards were settled in shares or options of the Former Parent. Prior to the Spin-off, the Consolidated Income Statement reflects the compensation expense for Novartis’ equity-based incentive plans in which Alcon associates participated.
Replacement awards
Concurrent with the Spin-off, certain outstanding Novartis awards granted to Alcon associates under Novartis’ equity-based incentive plans vested in Novartis equity on a pro rata basis, in proportion to the amount of the vesting period completed. The remaining unvested Novartis awards were replaced and restored with Alcon awards as governed by the Alcon equity restoration plan with terms and vesting schedules substantially similar to the replaced Novartis awards.
The pro rata vesting of Novartis awards and replacement of unvested Novartis awards with Alcon awards represents a modification under IFRS 2, Share-based Payment. Alcon measured the fair value of the awards immediately prior to and subsequent to the modification and concluded that no incremental fair value was provided to associates. Accordingly, Alcon continues to recognize as an expense the amount of unrecognized compensation cost of the original awards over the remaining vesting periods. Alcon issued 4.2 million unvested equity-based awards in connection with the modification at the time of the Spin-off.
The replacement awards consist primarily of RSUs and PSUs, and vest over a period consistent with the original vesting schedule of the awards which they replaced. In addition to the replacement awards, Alcon has granted additional equity-based awards under the newly-established Alcon incentive plans which were also granted in the form of RSUs and PSUs that will settle in Alcon Inc. shares upon vesting.
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans through December 31, 2021 and 2020:

	2021			2020
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	5,417	54.90	297	4,742	51.20	243
Granted
Restricted awards	1,456	72.05	105	1,668	60.19	100
Performance awards	429	72.71	31	457	62.03	28
Vested	(1,258)	50.94	(64)	(1,149)	50.55	(58)
Forfeited	(417)	62.50	(26)	(301)	54.14	(16)
Unvested shares at December 31	5,627	60.96	343	5,417	54.90	297
The remaining weighted-average vesting period of unvested equity-based awards as of December 31, 2021 was 1.1 years.
Alcon equity-based incentive plans
The below table summarizes the number of shares authorized under the plans as of December 31, 2021:

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    Beginning in 2020, the annual incentives for the Alcon CEO and ATLs no longer include deferrals of compensation in the form of equity-based awards subject to the provisions of this plan. No grants were issued under this plan in 2021 and 2020.
Long-Term Incentive Plan ("LTIP") - Restricted Stock Units and Restricted Stock Awards
Under Alcon's LTIP, certain associates may receive grants of RSUs and RSAs (together "Restricted awards"). The awards generally vest on the third anniversary of the award and are generally forfeited if the employment relationship with Alcon terminates prior to vesting. Recipients of RSU awards do not have any shareholder rights, such as voting or dividend rights, until the shares are delivered. Alcon associates receiving grants of RSAs are entitled to the dividends that may be declared and paid over the vesting period only if the associates vest in such award.
Prior to the Spin-off, Alcon associates participated in the Former Parent's "Select" plan. The Company's LTIP plan is substantially similar to and replaced the Former Parent plan.
LTIP - Performance Stock Units
The Alcon CEO and Alcon Top Leaders ("ATLs") participate in Alcon's long-term performance program. PSUs granted under the LTIP each convert to one unrestricted Alcon Inc. share at vesting, subject to the achievement of performance measures.
PSUs awarded to plan participants are granted at target incentive ranges from 35% to 430% of base compensation and vest over a three-year period. The payout between 0% and 200% of target is dependent upon four equally weighted performance metrics which are determined at the onset of the performance period by the Alcon Inc. Board of Directors. The metrics include compound annual growth rate of Net sales, compound annual growth rate of core EPS, market share of peers, and innovation. The Alcon Inc. Board of Directors and the Compensation Committee assess the performance against the defined measures, including input from the Innovation Committee for the innovation metric, and approve the final payout. PSUs granted under the performance plan do not carry voting rights, but do carry dividend equivalents that are paid in cash or Alcon Inc. shares at vesting, provided participants remain associates of Alcon.
Prior to the Spin-off, Alcon associates participated in the Former Parent's Long-Term Performance Plan ("LTPP") and Long-Term Relative Performance Plan ("LTRPP"), which were substantially similar to Alcon's LTIP performance program.
Swiss Employee Share Ownership Plan and other share savings plans
Alcon associates in certain countries are encouraged to invest in share savings plans. Under the share savings plans, participants may elect to receive some of their wages or annual incentives in Alcon Inc. shares in lieu of cash. Subject to plan rules and limitations, as a reward for their participation in the share savings plans, at no additional cost to the participant, Alcon may partially match their investments in shares after a holding period of 3 years.
Prior to the Spin-off, Alcon associates participated in the Former Parent's share savings plans, which were substantially similar to and replaced by Alcon's share savings plans.